Debt - Additional Information (Details) € in Thousands, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
		Aug. 12, 2026 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 30, 2026 EUR (€)	Aug. 31, 2026	Aug. 12, 2026 EUR (€)
Debt Instrument [Line Items]
Line of credit			$ 45,000		$ 45,000		$ 74,000
Letter of credit collateral fees amount					20,000		20,000
Amortization of deferred debt issuance cost			41,666	$ 34,141	111,078	$ 102,363
interest expense			41,666	34,141	111,078	102,363
Debt modification lender fees capitalized					60,240
Debt modification third party fees expensed	[1]		14,987	0	14,987	0
Deferred financing costs capitalized			2,045		2,045
Line of Credit [Member]
Debt Instrument [Line Items]
Credit facility available balance			75,000		$ 75,000
First lien net leverage ratio, Description					a leverage ratio not to exceed 2:00 to 1:00 and minimum liquidity of $3,000
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued			400,000		$ 400,000			€ 435,000
Long term debt principal amount springing maturity threshold		$ 250,000
Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio					1.10%
Maximum [Member] | Line of Credit [Member] | An Adjusted Basis [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio					1.25%
Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio					1.00%
Minimum [Member] | Line of Credit [Member] | An Adjusted Basis [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio					1.00%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment			2,547	$ 2,547	$ 7,642	7,642
Voluntary capital prepayment					0	$ 25,292
Debt instrument issued		162,718								€ 107,860
Extended term loan facility USD [Member]
Debt Instrument [Line Items]
Debt instrument issued		$ 650,871
Extended Term Loan Facility E U R [Member]
Debt Instrument [Line Items]
Debt instrument issued | €										€ 478,421
Extended Term Loan Facility [Member]
Debt Instrument [Line Items]
Long Term Debt Annual Principal Payment Percentage									5.00%
Debt Instrument, Maturity Date		Jun. 30, 2030
Extended Term Loan Facility [Member] | Secured Notes [Member]
Debt Instrument [Line Items]
Long term debt principal amount springing maturity threshold		$ 250,000
Extended Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long Term Debt Annual Principal Payment Percentage									1.00%
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit			162,670		$ 162,670		153,328
Revolving credit facility [Member]
Debt Instrument [Line Items]
Credit facility available balance		$ 372,500
Facility maximum amount outstanding during period							$ 226,184
Credit facility utilization rate for debt covenants, percentage					40.00%
First lien debt ratio, description					First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0
Extended Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument issued			$ 372,500		$ 372,500
Facility maximum amount outstanding during period					$ 257,314

[1]	For the three and nine months ended September 30, 2026, this primarily relates to third-party fees incurred in connection with the Refinancing Transaction completed in August 2026 (Note 7).